SSgA FUNDS

SUPPLEMENT DATED OCTOBER 31, 2012

TO

PROSPECTUS DATED DECEMBER 14, 2011

(AS SUPPLEMENTED THROUGH OCTOBER 4, 2012)

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 14, 2011

(AS SUPPLEMENTED THROUGH OCTOBER 10, 2012)

SSGA TUCKERMAN ACTIVE REIT FUND

(TICKER SYMBOL: SSREX)

The Prospectus and Statement of Additional Information for the SSgA Tuckerman Active REIT Fund of The SSgA Funds is hereby supplemented as follows:

Currently, The Tuckerman Group, LLC (“Tuckerman”) serves as the sub-adviser of the SSgA Tuckerman Active REIT Fund (the “Fund”) and in that capacity is responsible for the day-to-day management of the portfolio of the Fund. Effective January 1, 2013, Tuckerman will cease to serve as the sub-adviser of the Fund. At that time, SSgA Funds Management, Inc., the current adviser for the Fund, will assume responsibility for the day-to-day management of the portfolio of the Fund, unless a new sub-adviser for the Fund has been appointed and has assumed such responsibility. Shareholders will be promptly notified upon the appointment of any new sub-adviser.

The remainder of the Prospectus and Statement of Additional Information remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSREXSUPP1